Consolidated Balance Sheet - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Current assets
Cash and cash equivalents	$ 490,762	$ 71,183
Accounts receivable, net	44,373	47,110
Prepaid expenses and other current assets	16,385	7,134
Total current assets	551,520	125,427
Property and equipment, net	133,280	159,855
Capitalized internal-use software, net	10,768	11,994
Goodwill	103,219	88,393
Intangible assets, net	14,197	5,673
Restricted cash, non-current	5,743	4,982
Other non-current assets	2,714	2,984
Total assets	821,441	399,308
Current liabilities
Accounts payable	2,850	1,446
Accrued and other current liabilities	48,823	30,195
Deferred revenue	64,233	57,570
Liability from early exercise of stock options	16,135	0
Convertible notes, at fair value	0	8,244
Preferred stock warrant liability	0	11,359
Total current liabilities	132,041	108,814
Debt, net of discount	0	62,644
Convertible notes, at fair value	0	92,968
Deferred revenue	3,579	15,122
Deferred hosting costs	12,149	7,971
Public and private placement warrant liabilities	23,224	0
Deferred rent	798	2,991
Other non-current liabilities	1,405	1,287
Total liabilities	173,196	291,797
Commitments and contingencies (Note 8)
Stockholders’ equity
Convertible preferred stock, $0.0001 par value, 1,500,000 and 160,843,194 shares authorized at January 31, 2022 and 2021, respectively, 0 and 131,252,627 shares issued and outstanding at January 31, 2022 and 2021, respectively, $696,415 aggregate liquidation preference at January 31, 2021	0	13
Common stock, $0.0001 par value, 570,000,000, 30,000,000 and 30,000,000 Class A, Class B and Class C shares authorized at January 31, 2022, 237,435,191 and 22,977,599 Class A and Class B shares authorized at January 31, 2021, 241,017,687 and 22,788,611 Class A shares issued and outstanding at January 31, 2022 and 2021, respectively, 21,157,586 Class B shares issued and outstanding at January 31, 2022 and 2021, 0 Class C shares issued and outstanding at January 31, 2022 and 2021	27	4
Additional paid-in capital	1,423,151	745,630
Accumulated other comprehensive income	2,096	1,769
Accumulated deficit	(777,029)	(639,905)
Total stockholders’ equity	648,245	107,511
Liabilities and Equity	$ 821,441	$ 399,308